Other Non-current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Other Non-current Assets
Long-term deposits		¥ 848,655	¥ 616,199
Receivables of installment payments for battery		657,698	574,677
Right-of-use assets - finance lease		155,051
Prepayments for purchase of property and equipment		17,603	159,341
Others		74,093	62,613
Total	$ 251,817	¥ 1,753,100	¥ 1,412,830